Offsetting, enforceable master netting arrangements and similar agreements (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Financial Instruments Set Off in Statement of Financial Position	The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

Financial assets subject	Gross	Gross amounts of	Net amounts of	Related amounts not set off in the
to offsetting,	amounts of	recognized financial	financial assets	statements of financial position
enforceable master	recognized	liabilities set off in	presented in the		Cash collateral
netting arrangements	financial	the statement of	statement of	Financial	received (excluding	Net
and similar agreements	assets	financial position	financial position	instruments	surplus collateral)	amount
2020
Derivatives	14,030	-	14,030	8,778	5,224	27
At December 31	14,030	-	14,030	8,778	5,224	27

2019
Derivatives	11,220	-	11,220	8,261	2,837	122
At December 31	11,220	-	11,220	8,261	2,837	122

Financial liabilities	Gross	Gross amounts of	Net amounts of	Related amounts not set off in the
subject to offsetting,	amounts of	recognized financial	financial liabilities	statements of financial position
enforceable master	recognized	assets set off in the	presented in the		Cash collateral
netting arrangements	financial	statement of	statement of	Financial	pledged (excluding	Net
and similar agreements	liabilities	financial position	financial position	instruments	surplus collateral)	amount

2020
Derivatives	9,633	-	9,633	9,436	170	28
At December 31	9,633	-	9,633	9,436	170	28

2019
Derivatives	8,556	-	8,556	8,433	43	80
At December 31	8,556	-	8,556	8,433	43	80